Fair Value Measurements (Tables)	6 Months Ended
Apr. 30, 2016
Fair Value Measurements [Abstract]
Summary of assets that are measured at fair value on a recurring basis
Description	Level	April 30, 2016	October 31, 2015
Assets:
Cash and securities held in Trust Account	1	$100,074,557	$99,985,042